Deferred revenue (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Deferred Income [Line Items]
Total	$ 7,989	$ 1,990
Cabanalytics revenue
Deferred Income [Line Items]
Total	3,308	843
Elite membership revenue
Deferred Income [Line Items]
Total	1,404	697
Goods shipped not delivered
Deferred Income [Line Items]
Total	3,012	0
Other
Deferred Income [Line Items]
Total	$ 265	$ 450